Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Classes of current inventories [abstract]
Raw materials and consumables	$ 1,797	$ 1,406
Work in progress	2,814	2,515
Finished goods	711	687
Total	5,322	4,608
Current	4,101	3,840
Non-current	$ 1,221	$ 768